CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB9,875 and RMB7,854 (US$1,142) as of December 31, 2017 and 2018, respectively)	¥ 9,779	$ 1,422	¥ 11,855
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB51,658 and RMB54,200 (US$7,883) as of December 31, 2017 and 2018, respectively)	88,149	12,820	146,233
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB615 and RMB1,313 (US$191) as of December 31, 2017 and 2018, respectively)	1,766	257	2,223
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB27,673 and RMB 4,196 (US$610) as of December 31, 2017 and 2018, respectively)	4,196	610	27,785
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of nil and nil as of December 31, 2017 and 2018, respectively)	¥ 7,744	$ 1,126	¥ 6,754
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Class A Ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares, shares issued	350,804,532	350,804,532	333,787,552
Ordinary shares, shares outstanding	350,804,532	350,804,532	333,787,552
Class B Ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	74,400,299	74,400,299	74,400,299
Ordinary shares, shares outstanding	74,400,299	74,400,299	74,400,299
Variable Interest Entity, Primary Beneficiary [Member]
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB9,875 and RMB7,854 (US$1,142) as of December 31, 2017 and 2018, respectively)	¥ 7,854	$ 1,142	¥ 9,875
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB51,658 and RMB54,200 (US$7,883) as of December 31, 2017 and 2018, respectively)	54,200	7,883	51,658
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB615 and RMB1,313 (US$191) as of December 31, 2017 and 2018, respectively)	1,313	191	615
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB27,673 and RMB 4,196 (US$610) as of December 31, 2017 and 2018, respectively)	4,196	610	27,673
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of nil and nil as of December 31, 2017 and 2018, respectively)	¥ 0	$ 0	¥ 0